OTHER CURRENT LIABILITIES (Restated) (Tables)	12 Months Ended
Dec. 31, 2015
OTHER CURRENT LIABILITIES [Abstract]
Components of other current liabilities

(in thousands of $)	2015	2014
	Restated	Restated
Deferred drydocking, operating cost and charterhire revenue	1,327	9,514
Mark-to-market interest rate swaps valuation (see note 30)	4,597	3,038
Mark-to-market equity swaps valuation (see note 30)	81,581	13,656
Provision in relation to Golar Viking claim	—	13,848
Guarantees issued to Golar Partners (see note 31)	6,096	2,246
Dividends payable	40,466	—
Other	14,010	4,115
	148,077	46,417